8UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  X ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2006

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 2) we included Rochester Limited Term NY Muni Fund (LTNYX) and we should not have, and 3) we included the Dreyfus A Bonds Plus fund and we should not have. The Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.


Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
267826
6306232
SH

SOLE

4351452
0
1954780
Allstate Corp.
Common
020002101
186685
3582525
SH

SOLE

2769395
0
813130
Altria Group
Common
02209S103
425
6000
SH

SOLE

0
0
6000
American Express Co.
Common
025816109
1186
22575
SH

SOLE

10975
0
11600
American International Group
Common
026874107
371734
5624656
SH

SOLE

3800788
0
1823868
Ameriprise Financial
Common
03076c106
200
4445
SH

SOLE

2125
0
2320
Apache Corp.
Common
037411105
2611
39850
SH

SOLE

9550
0
30300
AT&T Inc.
Common
00206r102
237
8776
SH

SOLE

0
0
8776
Bank of America Corp.
Common
060505104
376883
8275877
SH

SOLE

5576061
0
2699816
Bank Of New York
Common
064057102
216
6000
SH

SOLE

6000
0
0
Berkshire Hathaway Inc.
Class A
084670108
7228
80
SH

SOLE

80
0
0
BP
Sponsored ADR
055622104
408
5920
SH

SOLE

0
0
5920
Career Education Corp.
Common
141665109
175903
4662150
SH

SOLE

3649950
0
1012200
Cendant Corp.
Common
151313103
261442
15068714
SH

SOLE

9897654
0
5171060
Chevron Corp
Common
166764100
320112
5522021
SH

SOLE

3826251
0
1695770
Chubb Corp.
Common
171232101
186689
1956090
SH

SOLE

1530120
0
425970
Citigroup Inc.
Common
172967101
339865
7195951
SH

SOLE

4857974
0
2337977
Comcast Corp. Special Cl A
Class A Spl.
20030N200
363014
13897937
SH

SOLE

9398837
0
4499100
ConocoPhillips
Common
20825c104
156294
2474967
SH

SOLE

1546381
0
928586
CVS Corp.
Common
126650100
303858
10172670
SH

SOLE

6928020
0
3244650
Dell Inc.
Common
24702r101
205709
6912280
SH

SOLE

4329080
0
2583200
Devon Energy Corp.
Common
25179M103
315454
5157006
SH

SOLE

3586056
0
1570950
Dow Chemical Corp.
Common
260543103
406
10000
SH

SOLE

0
0
10000
Dupont De Nemours
Common
263534109
422
9987
SH

SOLE

1500
0
8487
Emerson Electric
Common
291011104
230972
2761830
SH

SOLE

2190620
0
571210
Exelon Corp.
Common
30161n101
233151
4407382
SH

SOLE

3452872
0
954510
First Data Corp.
Common
319963104
210367
4493110
SH

SOLE

3014000
0
1479110
Ford Motor Co.
Common
345370860
223
28000
SH

SOLE

28000
0
0
Gannett Inc.
Common
364730101
134411
2243172
SH

SOLE

1737212
0
505960
General Electric
Common
369604103
292860
8420351
SH

SOLE

5606470
0
2813881
GlaxoSmithKline
Sponsored ADR
37733W105
839
16032
SH

SOLE

2276
0
13756
Goldman Sachs Group
Common
38141G104
3786
24120
SH

SOLE

23420
0
700
HCA Inc.
Common
404119109
219986
4804232
SH

SOLE

3212452
0
1591780
Home Depot
Common
437076102
423
10000
SH

SOLE

0
0
10000
Honeywell
Common
438516106
180512
4220536
SH

SOLE

3310746
0
909790
Intel Corp.
Common
458140100
321
16500
SH

SOLE

0
0
16500
International Business Machines
Common
459200101
192923
2339310
SH

SOLE

1427410
0
911900
INTL Microcomputer Software
Common
459862306
337
306500
SH

SOLE

306500
0
0
J.P. Morgan Chase & Co.
Common
46625h100
533
12797
SH

SOLE

5497
0
7300
Johnson & Johnson
Common
478160104
475
8020
SH

SOLE

0
0
8020
Liberty Media Corp.
Common
530718105
1068
130063
SH

SOLE

5324
0
124739
Lilly (Eli) & Co.
Common
532457108
221
4000
SH

SOLE

4000
0
0
Merrill Lynch
Common
590188108
221725
2815195
SH

SOLE

1894665
0
920530
Morgan Stanley
Com New
617446448
320842
5107317
SH

SOLE

3485287
0
1622030
MuniEnhanced Fund
Common
626243109
261
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
645
43900
SH

SOLE

43900
0
0
North Fork Bancorp
Common
659424105
172571
5985830
SH

SOLE

4661880
0
1323950
Nuveen Insured Municipal Opportunity Fund
Common
670984103
362
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
284
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
226502
6082214
SH

SOLE

4195824
0
1886390
Pfizer Inc.
Common
717081103
180919
7260010
SH

SOLE

5040680
0
2219330
Pitney Bowes Inc.
Common
724479100
236467
5508210
SH

SOLE

4252600
0
1255610
Pulte Homes Inc.
Common
745867101
178215
4638606
SH

SOLE

2981160
0
1657446
Sprint Nextel Corp
Com Fon
852061100
312135
12079518
SH

SOLE

7861402
0
4218116
Stanley Works
Common
854616109
312
6153
SH

SOLE

6153
0
0
The Walt Disney Co.
Common
254687106
400
14350
SH

SOLE

14350
0
0
Time Warner Inc.
Common
887317105
353689
21065440
SH

SOLE

14659110
0
6406330
Tyco International Ltd.
Common
902124106
261416
9725310
SH

SOLE

5698330
0
4026980
United Technologies
Common
913017109
253611
4374860
SH

SOLE

2925480
0
1449380
Verizon Communications
Common
92343v104
519
15240
SH

SOLE

4200
0
11040
Washington Mutual
Common
939322103
323433
7588759
SH

SOLE

5191939
0
2396820
Wellpoint
Common
94973v107
162238
2095289
SH

SOLE

1630249
0
465040
Xerox
Common
984121103
244341
16075050
SH

SOLE

11136060
0
4938990
YUM! Brands
Common
988498101
76511
1565928
SH

SOLE

1215718
0
350210


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$ 9,075,613

List of Other Included Managers:

No.	13F File Number	Name

None